------------------------------------
ANNUAL REPORT - FINANCIAL STATEMENTS
------------------------------------

 T. ROWE PRICE



                               PERSONAL STRATEGY

                               GROWTH FUND
                               ------------
                               MAY 31, 1998
                               ------------

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


--------------------
FINANCIAL HIGHLIGHTS          For a share outstanding throughout each period
-------------------------------------------------------------------------------

                                Year                                 7/29/94
                               Ended                                 Through
                             5/31/98      5/31/97        5/31/96     5/31/95

NET ASSET VALUE
Beginning of period         $  15.20      $ 13.69     $    11.44     $ 10.00
                            ...................................................
Investment activities
 Net investment income          0.29*        0.27*          0.30*       0.25*
 Net realized and
 unrealized gain (loss)         3.01         2.37           2.29        1.30
                            ...................................................
 Total from
 investment activities          3.30         2.64           2.59        1.55
                            ...................................................
Distributions
 Net investment income         (0.26)       (0.24)         (0.27)      (0.11)
 Net realized gain             (0.19)       (0.89)         (0.07)          -
                            ...................................................

 Total distributions           (0.45)       (1.13)         (0.34)      (0.11)
                            ...................................................
NET ASSET VALUE
End of period               $  18.05      $ 15.20     $    13.69     $ 11.44
                            ---------------------------------------------------

Ratios/Supplemental Data

Total return #                 22.02%*      19.89%*        22.83%*     15.65%*
 ...............................................................................
Ratio of expenses to
average net assets              1.10%*       1.10%*         1.10%*      1.10%+*
 ...............................................................................
Ratio of net investment
income to average
net assets                      2.15%*       2.24%*         2.27%*      2.76%+*
 ...............................................................................
Portfolio turnover rate         33.3%        39.6%          39.5%       25.7%+
 ...............................................................................
Net assets, end of period
(in thousands)              $147,347      $67,552     $   24,954     $10,748
 ...............................................................................




# Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 5/31/98.

+    Annualized.


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
                                                                    May 31, 1998




------------------------
PORTFOLIO OF INVESTMENTS                               Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

Common Stocks  73.3%

FINANCIAL  14.6%

Bank and Trust  8.4%

Abbey National (GBP)                                       18,000 $        321
 ...............................................................................
ABN Amro Holdings (NLG)                                     6,400          155
 ...............................................................................
Air Liquide (L) (FRF)                                       1,030          203
 ...............................................................................
Australia & New Zealand Banking ADR                         3,600          127
 ...............................................................................
BANC ONE                                                   19,430        1,071
 ...............................................................................
Banca Commerciale Italiana (ITL)                           40,700          240
 ...............................................................................
Banco de Bilbao Vizcaya ADR                                 4,500          228
 ...............................................................................
Banco Frances del Rio ADR                                   2,300           52
 ...............................................................................
BankBoston                                                  3,200          337
 ...............................................................................
Bankgesellschaft Berlin (DEM)                               6,800          166
 ...............................................................................
Barclay's (GBP)                                            12,000          320
 ...............................................................................
Chase Manhattan                                             6,400          870
 ...............................................................................
Citicorp                                                    3,300          492
 ...............................................................................
Deutsche Bank (DEM)                                         2,730          235
 ...............................................................................
Development Bank of Singapore (SGD)                         3,300           20
 ...............................................................................
Dresdner Bank (DEM)                                         3,100          174
 ...............................................................................
First Union                                                 7,500          415
 ...............................................................................
HSBC Holdings (GBP)                                        14,900          389
 ...............................................................................
J. P. Morgan                                                3,530          438
 ...............................................................................
KeyCorp                                                     3,700          140
 ...............................................................................
Kredietbank (BEF)                                             320          224
 ...............................................................................
Mediobanca (ITL)                                           18,200          245
 ...............................................................................
Mellon Bank                                                11,500          776
 ...............................................................................
National City                                               4,900          332
 ...............................................................................
NationsBank                                                12,100          917
 ...............................................................................
Norwest                                                    11,900          463
 ...............................................................................
Overseas Chinese Bank (SGD)                                 4,200           17
 ...............................................................................
RHB Sakura Merchant Bankers (MYR)                             600            0
 ...............................................................................
Schweizerischer Bankverein (CHF)                            1,360          491
 ...............................................................................
Societe Generale (FRF)                                      1,729          343
 ...............................................................................
Societe Generale de Belgique (BEF)                          1,100          196
 ...............................................................................
Svenska Handelsbank (SEK)                                   6,000          253
 ...............................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
-------------------------------------------------------------------------------




                                                      Shares/Par        Value
-------------------------------------------------------------------------------
                                                                 In thousands

U.S. Bancorp                                               9,900 $        387
 ...............................................................................
Union Bank of Switzerland (CHF)                              150          252
 ...............................................................................
Washington Mutual                                         12,100          856
 ...............................................................................
Wells Fargo                                                  600          217
 ...............................................................................
Westpac Bank (AUD)                                         9,000           60
 ...............................................................................
                                                                       12,422
                                                                 ..............
Insurance 2.5%

ACE Limited                                               13,500          481
 ...............................................................................
American General                                           4,100          275
 ...............................................................................
American International Group                               1,000          124
 ...............................................................................
EXEL                                                       4,300          324
 ...............................................................................
Hartford Financial Services                                  800           88
 ...............................................................................
Mid Ocean Limited                                          3,300          251
 ...............................................................................
St. Paul Companies                                        12,400          550
 ...............................................................................
Sumitomo Marine & Fire Insurance (JPY)                    33,000          183
 ...............................................................................
Travelers Property Casualty (Class A)                     17,800          740
 ...............................................................................
UNUM                                                       4,600          256
 ...............................................................................
Willis-Corroon ADR                                        25,800          334
 ...............................................................................
                                                                        3,606
                                                                 ..............
Financial Services 3.7%

American Express                                           8,300          852
 ...............................................................................
Associates First Capital (Class A)                         2,100          157
 ...............................................................................
AXA (FRF)                                                  3,000          341
 ...............................................................................
Capital One Financial                                      2,500          250
 ...............................................................................
DCB Holdings (MYR)                                        12,000            7
 ...............................................................................
Fannie Mae                                                15,600          934
 ...............................................................................
Freddie Mac                                               14,400          655
 ...............................................................................
Household International                                    2,400          325
 ...............................................................................
ING Groep (NLG)                                            4,350          299
 ...............................................................................
Morgan Stanley Dean Witter Discover                        2,900          226
 ...............................................................................
Pearson (GBP)                                              6,000          110
 ...............................................................................
SLM Holding                                                6,000          240
 ...............................................................................
Travelers Group                                           13,349          814
 ...............................................................................
Unidanmark (Class A) (DKK)                                 2,700          218
 ...............................................................................
                                                                        5,428
                                                                 ..............
Total Financial                                                        21,456
                                                                 ..............

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------



                                                      Shares/Par        Value
--------------------------------------------------------------------------------
                                                                 In thousands
UTILITIES 4.8%

Telephone Services 2.8%

ALLTEL                                                     3,400 $        134
 ................................................................................
AT&T                                                      15,650          953
 ................................................................................
BellSouth                                                  5,200          335
 ................................................................................
British Telecommunications ADR                             1,900          198
 ................................................................................
Compania de Telecomunicaciones de Chile ADR                4,050           90
 ................................................................................
Frontier                                                  15,500          472
 ................................................................................
Hong Kong Telecommunications ADR                           2,232           41
 ................................................................................
Nippon Telephone & Telecom (JPY)                              29          239
 ................................................................................
SBC Communications                                        24,900          968
 ................................................................................
Telecom Corp. of New Zealand ADR                           1,600           58
 ................................................................................
Telecom Italia (ITL)                                      19,440          147
 ................................................................................
Telecom Italia Mobile (ITL)                               15,000           89
 ................................................................................
Telefonica de Espana ADR                                   1,600          215
 ................................................................................
Telefonos de Mexico (Class L) ADR                          3,000          142
 ................................................................................
Telekom Malaysia (MYR)                                     7,500           17
 ................................................................................
                                                                        4,098
                                                                 ...............
Electric Utilities 2.0%

Electrabel (BEF)                                             740          185
 ................................................................................
Empresa Nacional de Electricidad Chile ADR                 5,600           87
 ................................................................................
Endesa ADR                                                 4,000           96
 ................................................................................
FirstEnergy                                               21,737          645
 ................................................................................
Hong Kong Electric (HKD)                                  42,000          123
 ................................................................................
PECO Energy                                                8,300          235
 ................................................................................
Texas Utilities                                           16,000          632
 ................................................................................
Unicom                                                    16,600          571
 ................................................................................
Veba (DEM)                                                 5,620          369
 ................................................................................
                                                                        2,943
                                                                 ...............
Total Utilities                                                         7,041
                                                                 ...............

CONSUMER NONDURABLES 14.8%

Cosmetics 0.8%

Gillette                                                   1,300          152
 ................................................................................
International Flavors & Fragrances                        14,300          686
 ................................................................................
Kao (JPY)                                                 23,000          344
 ................................................................................
                                                                        1,182
                                                                 ...............

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------



                                                      Shares/Par        Value
--------------------------------------------------------------------------------
                                                                 In thousands
Beverages  0.9%

Anheuser-Busch                                            14,300 $        657
 ................................................................................
Diageo ADR                                                 2,419          109
 ................................................................................
LVMH (FRF)                                                   985          207
 ................................................................................
PepsiCo                                                    8,400          343
 ................................................................................
                                                                        1,316
                                                                 ...............
Food Processing  3.1%

Bestfoods                                                  6,200          350
 ................................................................................
Cadbury Schweppes (GBP)                                      900           14
 ................................................................................
Cadbury Schweppes ADR                                      2,000          123
 ................................................................................
CSM (NLG)                                                  3,500          188
 ................................................................................
Danisco (DKK)                                              3,100          193
 ................................................................................
Dean Foods                                                 1,500           74
 ................................................................................
Eridania Beghin-Say (FRF)                                  1,200          263
 ................................................................................
General Mills                                              7,560          516
 ................................................................................
Heinz                                                      3,400          180
 ................................................................................
Hershey Foods                                              2,400          166
 ................................................................................
Interstate Bakeries                                        2,500           81
 ................................................................................
McCormick                                                 12,400          413
 ................................................................................
Nestle (CHF)                                                 275          589
 ................................................................................
Ralston Purina                                             5,300          590
 ................................................................................
Sara Lee                                                  14,200          836
 ................................................................................
                                                                        4,576
                                                                 ...............

Hospital Supplies/Hospital Management  1.1%

Abbott Laboratories                                        2,800          208
 ................................................................................
Arterial Vascular Engineering *                            2,100           65
 ................................................................................
Boston Scientific *                                          900           57
 ................................................................................
HealthSouth *                                             14,200          403
 ................................................................................
Medtronic                                                  2,500          139
 ................................................................................
Smith & Nephew (GBP)                                      22,000           63
 ................................................................................
Tenet Healthcare *                                         6,800          238
 ................................................................................
Terumo (JPY)                                               8,000          121
 ................................................................................
United States Surgical *                                   8,400          334
 ................................................................................
                                                                        1,628
                                                                 ...............

Pharmaceuticals 4.4%

American Home Products                                    22,160        1,071
 ................................................................................
Astra (Class B) (SEK)                                      4,267           83
 ................................................................................
Biogen *                                                   5,200          229
 ................................................................................

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------



                                                      Shares/Par        Value
--------------------------------------------------------------------------------
                                                                 In thousands

Bristol-Myers Squibb                                       7,900 $        849
 ................................................................................
Eli Lilly                                                  2,500          154
 ................................................................................
Gehe (DEM)                                                 2,000          107
 ................................................................................
Glaxo Wellcome ADR                                         2,900          156
 ................................................................................
Johnson & Johnson                                          5,500          380
 ................................................................................
Merck                                                      4,400          515
 ................................................................................
Novartis (CHF)                                               220          372
 ................................................................................
Pfizer                                                     8,620          904
 ................................................................................
Pharmacia & Upjohn                                         6,360          281
 ................................................................................
Schering-Plough                                            4,300          360
 ................................................................................
Steris *                                                   1,800          112
 ................................................................................
Takeda Chemical Industries (JPY)                          11,000          284
 ................................................................................
Warner-Lambert                                            10,200          651
 ................................................................................
                                                                        6,508
                                                                 ...............

Biotechnology 0.1%

Guidant                                                    1,900          122
 ................................................................................
                                                                          122
                                                                 ...............

Health Care Services 0.4%

Altana AG (DEM)                                            1,200           94
 ................................................................................
United HealthCare                                          7,500          480
 ................................................................................
                                                                          574
                                                                 ...............

Miscellaneous Consumer Products 4.0%

Benetton Group (ITL)                                       6,500          142
 ................................................................................
Bridgestone (JPY)                                          7,000          160
 ................................................................................
Colgate-Palmolive                                         10,700          931
 ................................................................................
Hasbro                                                     8,300          318
 ................................................................................
Kuraray (JPY)                                             12,000          100
 ................................................................................
Lion Nathan (NZD)                                         71,500          176
 ................................................................................
Mattel                                                     4,500          171
 ................................................................................
Newell                                                     5,900          285
 ................................................................................
Philip Morris                                             36,250        1,355
 ................................................................................
Procter & Gamble                                           2,500          210
 ................................................................................
Service Corp. International                                7,200          294
 ................................................................................
Stanley Works                                              2,800          133
 ................................................................................
Tomkins ADR                                                8,700          202
 ................................................................................
Unifi                                                      9,200          358
 ................................................................................
Unilever N.V. ADR                                          6,200          489
 ................................................................................

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------



                                                      Shares/Par        Value
--------------------------------------------------------------------------------
                                                                 In thousands

UST                                                       17,700 $        471
 ................................................................................
Yue Yuen Industrial (HKD)                                 42,000           75
 ................................................................................
                                                                        5,870
                                                                 ...............
Total Consumer Nondurables                                             21,776
                                                                 ...............

CONSUMER SERVICES 8.0%

General Merchandisers 1.9%

Dayton Hudson                                              9,900          459
 ................................................................................
Fred Meyer *                                               8,100          348
 ................................................................................
JUSCO (JPY)                                                7,000          122
 ................................................................................
Marui (JPY)                                               10,000          154
 ................................................................................
Neiman-Marcus *                                            5,500          187
 ................................................................................
Pinault Printemps (FRF)                                      350          288
 ................................................................................
Tesco (GBP)                                               20,160          178
 ................................................................................
Wal-Mart                                                  12,600          695
 ................................................................................
Warnaco Group (Class A)                                    9,100          375
 ................................................................................
                                                                        2,806
                                                                 ...............
Specialty Merchandisers 2.4%

American Stores                                           24,000          598
 ................................................................................
Christian Dior (FRF)                                         700           97
 ................................................................................
CVS                                                        6,106          429
 ................................................................................
Federated Department Stores *                              2,500          129
 ................................................................................
General Nutrition *                                        5,300          167
 ................................................................................
Home Depot                                                 4,450          350
 ................................................................................
Kohl's *                                                   3,200          152
 ................................................................................
Omron (JPY)                                                7,000          106
 ................................................................................
Safeway *                                                 15,200          554
 ................................................................................
Toys "R" Us *                                             10,400          276
 ................................................................................
Tupperware                                                25,700          694
 ................................................................................
                                                                        3,552
                                                                 ...............
Entertainment and Leisure 1.7%

Carnival (Class A) ADR                                     6,400          433
 ................................................................................
Disney                                                     4,300          486
 ................................................................................
Hilton                                                     8,500          267
 ................................................................................
Hutchison Whampoa (HKD)                                   52,000          272
 ................................................................................
McDonald's                                                 3,500          230
 ................................................................................
Reader's Digest (Class A)                                 22,200          633
 ................................................................................

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------



                                                      Shares/Par        Value
--------------------------------------------------------------------------------
                                                                 In thousands

Reader's Digest (Class B)                                  3,940 $        111
 ................................................................................
Sharp (JPY)                                                4,000           30
 ................................................................................
                                                                        2,462
                                                                 ...............
Media and Communications  2.0%

Asatsu (JPY)                                               6,000          119
 ................................................................................
CBS                                                        8,800          279
 ................................................................................
Elsevier (NLG)                                             8,000          125
 ................................................................................
France Telecom ADR *                                       6,500          366
 ................................................................................
R.R. Donnelley                                            11,900          535
 ................................................................................
Time Warner                                                5,400          420
 ................................................................................
Tribune                                                    7,700          515
 ................................................................................
U S WEST Media *                                           5,900          219
 ................................................................................
Valassis Communications *                                  2,500           88
 ................................................................................
Vodafone ADR                                               2,900          319
 ................................................................................
                                                                        2,985
                                                                 ...............
Total Consumer Services                                                11,805
                                                                 ...............
CONSUMER CYCLICALS 3.2%

Automobiles and Related 0.3%

Cycle & Carriage (SGD)                                     6,000           19
 ................................................................................
Federal-Mogul                                              2,600          154
 ................................................................................
Honda ADR                                                  3,000          200
 ................................................................................
SPX *                                                      1,800          124
 ................................................................................
                                                                          497
                                                                 ...............

Building and Real Estate  1.8%

Cheung Kong Holdings (HKD)                                29,000          157
 ................................................................................
City Developments (SGD)                                    5,000           18
 ................................................................................
Crescent Real Estate Equities, REIT                        7,400          254
 ................................................................................
DBS Land (SGD)                                            15,000           17
 ................................................................................
Federal Realty Investment Trust, REIT                     21,300          527
 ................................................................................
Simon DeBartolo Group, REIT                               21,640          722
 ................................................................................
Starwood Hotels & Resorts, REIT                           19,100          901
 ................................................................................
                                                                        2,596
                                                                 ...............

Miscellaneous Consumer Durables  1.1%

Corning                                                   20,800          820
 ................................................................................
Masco                                                      6,400          360
 ................................................................................
OCE (NLG)                                                  2,000           84
 ................................................................................

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------



                                                      Shares/Par        Value
--------------------------------------------------------------------------------
                                                                 In thousands

Ricoh (JPY)                                                8,000 $         86
 ................................................................................
Sony (JPY)                                                 3,000          254
 ................................................................................
                                                                        1,604
                                                                 ...............
Total Consumer Cyclicals                                                4,697
                                                                 ...............

TECHNOLOGY  3.7%

Electronic Components  0.6%

ASM Lithography *                                          2,100           80
 ................................................................................
EMC *                                                      5,100          211
 ................................................................................
Intel                                                      4,300          307
 ................................................................................
Linear Technology                                          2,600          182
 ................................................................................
Maxim Integrated Products *                                4,900          164
 ................................................................................
Texas Instruments                                            400           21
 ................................................................................
                                                                          965
                                                                 ...............

Electronic Systems  0.6%

Hewlett-Packard                                            4,700          292
 ................................................................................
Honeywell                                                  2,400          201
 ................................................................................
Nokia ADR                                                  7,400          481
 ................................................................................
                                                                          974
                                                                 ...............

Information Processing  0.4%

COMPAQ Computer                                            4,500          123
 ................................................................................
Dell Computer *                                            2,000          165
 ................................................................................
Hitachi ADR                                                1,500          100
 ................................................................................
IBM                                                        1,400          164
 ................................................................................
                                                                          552
                                                                 ...............

Office Automation  0.1%

Xerox                                                        900           92
 ................................................................................
                                                                           92
                                                                 ...............

Specialized Computer  0.0%

Sun Microsystems *                                           900           36
 ................................................................................
                                                                           36
                                                                 ...............

Telecommunications Equipment  1.3%

Cisco Systems *                                            4,700          355
 ................................................................................
LM Ericsson (Class B) ADR                                  5,000          140
 ................................................................................
Lucent Technologies                                          600           43
 ................................................................................
MCI                                                        7,600          406
 ................................................................................
Telebras ADR                                               1,400          149
 ................................................................................

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------



                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Tellabs *                                                  5,400    $        371
 ................................................................................
WorldCom *                                                 9,100             414
 ................................................................................
                                                                           1,878
                                                                    ............
Aerospace and Defense  0.7%

AlliedSignal                                              15,800             675
 ................................................................................
Boeing                                                       100               5
 ................................................................................
Raytheon (Class B)                                         5,700             312
 ................................................................................
                                                                             992
                                                                    ............
Total Technology                                                           5,489
                                                                    ............

CAPITAL EQUIPMENT  2.8%

Electrical Equipment  1.7%

ABB (CHF)                                                    100             170
 ................................................................................
Canon (JPY)                                                6,000             143
 ................................................................................
GE                                                        14,800           1,234
 ................................................................................
Matsushita Electric Works (JPY)                            6,000              50
 ................................................................................
Mitsubishi Electric (JPY)                                 13,000              31
 ................................................................................
Siemens (DEM)                                              2,500             161
 ................................................................................
Tyco International                                        12,224             677
 ................................................................................
                                                                           2,466
                                                                    ............
Machinery  1.1%

Cooper Industries                                          2,200             142
 ................................................................................
Danaher                                                    9,500             687
 ................................................................................
GKN (GBP)                                                 11,000             163
 ................................................................................
Man (DEM)                                                    740             294
 ................................................................................
S I G Schweis (CHF) *                                        120             114
 ................................................................................
Teleflex                                                   7,000             283
 ................................................................................
Valmet (FIM)                                               2,000              35
 ................................................................................
                                                                           1,718
                                                                    ............
Total Capital Equipment                                                    4,184
                                                                    ............

BUSINESS SERVICES AND
TRANSPORTATION  5.9%

Computer Service and Software  2.2%

Automatic Data Processing                                  4,500             286
 ................................................................................
BMC Software *                                            10,000             460
 ................................................................................
Cadence Design Systems *                                   4,400             155
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------



                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

First Data                                                11,270      $   375
 ................................................................................
Galileo International                                      6,800          268
 ................................................................................
Microsoft *                                                6,900          585
 ................................................................................
Network Associates *                                       4,600          282
 ................................................................................
Oracle *                                                   9,700          229
 ................................................................................
Parametric Technology *                                   11,500          353
 ................................................................................
SunGard Data Systems *                                     6,500          222
 ................................................................................
                                                                        3,215
                                                                  ..............
Distribution Services  0.1%

U.S. Foodservice *                                         5,085          168
 ................................................................................
                                                                          168
                                                                  ..............
Environmental  0.3%

USA Waste Services *                                       9,900          467
 ................................................................................
                                                                          467
                                                                  ..............
Transportation Services  0.0%

Mitsubishi Heavy Industries (JPY)                         12,000           42
 ................................................................................
                                                                           42
                                                                  ..............
Miscellaneous Business Services  2.0%

British Airport Authorities (GBP)                         10,099          121
 ................................................................................
Browning-Ferris                                           20,000          711
 ................................................................................
Cendant *                                                  9,650          209
 ................................................................................
H&R Block                                                 20,900          920
 ................................................................................
Omnicom                                                    8,100          379
 ................................................................................
Sime Darby (MYR)                                          19,000           15
 ................................................................................
Waste Management                                          16,060          522
 ................................................................................
                                                                        2,877
                                                                  ..............
Airlines  0.6%

Delta                                                      7,200          828
 ................................................................................
KLM (NLG)                                                  2,000           79
 ................................................................................
Singapore Airlines (SGD)                                   3,000           17
 ................................................................................
                                                                          924
                                                                  ..............
Railroads  0.7%

Burlington Northern Santa Fe                               2,200          219
 ................................................................................
Norfolk Southern                                          25,700          805
 ................................................................................
                                                                        1,024
                                                                  ..............
Total Business Services and Transportation                              8,717
                                                                  ..............

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands



ENERGY  5.5%

Energy Services  0.8%

Camco International                                        2,300      $   160
 ................................................................................
Cooper Cameron *                                           3,300          196
 ................................................................................
Elf Aquitaine ADR                                          2,500          171
 ................................................................................
Halliburton                                                5,500          261
 ................................................................................
Johnson Electric Holdings (HKD)                           42,000          163
 ................................................................................
TOTAL ADR                                                  4,100          256
 ................................................................................
                                                                        1,207
                                                                  ..............
Exploration and Production  0.0%

Santos (AUD)                                              18,000           59
 ................................................................................
                                                                           59
                                                                  ..............
Integrated Petroleum - Domestic  2.0%

Atlantic Richfield                                         8,300          655
 ................................................................................
British Petroleum ADR                                     13,080        1,159
 ................................................................................
Occidental Petroleum                                      15,500          428
 ................................................................................
Unocal                                                     5,500          196
 ................................................................................
USX-Marathon                                              14,600          511
 ................................................................................
                                                                        2,949
                                                                  ..............
Integrated Petroleum - International  2.7%

Amoco                                                     20,000          836
 ................................................................................
ENI S.P.A. ADR                                             2,500          177
 ................................................................................
Exxon                                                      6,360          448
 ................................................................................
Mobil                                                     16,400        1,279
 ................................................................................
Repsol ADR                                                 3,400          186
 ................................................................................
Royal Dutch Petroleum ADR                                  4,000          224
 ................................................................................
Shell Transport & Trading ADR                              5,600          249
 ................................................................................
Texaco                                                     9,800          566
 ................................................................................
                                                                        3,965
                                                                  ..............
Total Energy                                                            8,180
                                                                  ..............
PROCESS INDUSTRIES  5.3%

Diversified Chemicals  1.5%

Dow Chemical                                               8,000          775
 ................................................................................
DuPont                                                     9,500          731
 ................................................................................
Hercules                                                  15,200          670
 ................................................................................
                                                                        2,176
                                                                  ..............

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------



                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands


Specialty Chemicals  2.3%

3M                                                         4,100      $   380
 ................................................................................
A. Schulman                                               10,200          204
 ................................................................................
Akzo Nobel (NLG)                                             500          104
 ................................................................................
Akzo Nobel ADR                                               400           42
 ................................................................................
BASF AG (DEM)                                              7,350          341
 ................................................................................
Bayer (DEM)                                                7,000          335
 ................................................................................
Great Lakes Chemical                                      19,740          789
 ................................................................................
Octel *                                                    3,910           85
 ................................................................................
Pall                                                      31,100          616
 ................................................................................
Sumitomo Chemicals (JPY)                                  11,000           30
 ................................................................................
Technip (FRF)                                              2,925          419
 ................................................................................
                                                                        3,345
                                                                  ..............
Paper and Paper Products  1.0%

Dai Nippon Printing (JPY)                                  4,000           66
 ................................................................................
Fort James                                                10,900          521
 ................................................................................
Kimberly-Clark                                            16,700          828
 ................................................................................
                                                                        1,415
                                                                  ..............
Forest Products  0.3%

Georgia-Pacific                                            5,000          321
 ................................................................................
International Paper                                        3,100          143
 ................................................................................
                                                                          464
                                                                  ..............
Building and Construction  0.2%

Blue Circle Industries (GBP)                              24,286          156
 ................................................................................
Holderbank Financiere Glarus (CHF)                           160          204
 ................................................................................
                                                                          360
                                                                  ..............
Total Process Industries                                                7,760
                                                                  ..............
BASIC MATERIALS  0.9%

Metals  0.7%

Anglo American Platinum (ZAR)                              9,000          109
 ................................................................................
Inco                                                      20,000          287
 ................................................................................
Reynolds Metals                                           10,200          592
 ................................................................................
                                                                          988
                                                                  ..............
Mining  0.2%

Lonrho (GBP)                                              10,725           52
 ................................................................................
Lonrho Africa (GBP)                                       10,425           13
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands



Newmont Mining                                             5,400      $   135
 ................................................................................
Rio Tinto (AUD)                                            9,700          117
 ................................................................................
                                                                          317
                                                                  ..............
Miscellaneous Materials  0.0%

Crown Cork & Seal                                          1,500           78
 ................................................................................
Malayan Cement (MYR)                                      33,750           15
 ................................................................................
                                                                           93
                                                                  ..............
Total Basic Materials                                                   1,398
                                                                  ..............
MISCELLANEOUS  3.4%

Conglomerates  0.1%

Orkla (NOK)                                                7,600          173
 ................................................................................
                                                                          173
                                                                  ..............
Other Miscellaneous Common Stocks  3.3%                                 4,801
                                                                  ..............
Total Miscellaneous                                                     4,974
                                                                  ..............
FOREIGN  0.4%

Europe  0.2%

AXA Colonia Konzern (DEM)                                  1,000          132
 ................................................................................
Svenska Cellulosa (SEK)                                    7,100          196
 ................................................................................
                                                                          328
                                                                  ..............
Other Foreign  0.2%

Bobst (CHF)                                                  144          272
 ................................................................................
                                                                          272
                                                                  ..............
Total Foreign                                                             600
                                                                  ..............
Total Common Stocks (Cost  $88,237)                                   108,077
                                                                  ..............
Corporate Bonds  10.9%

AEI Holding, Sr. Notes (144a), 10.00%, 11/15/07       $  100,000          100
 ................................................................................
Agricultural Minerals, Sr. Notes, 10.75%, 9/30/03         50,000           53
 ................................................................................
Agrium, 7.00%, 2/1/04                                    400,000          415
 ................................................................................
Ahmanson, H.F., Sub. Notes, 7.875%, 9/1/04               100,000          108
 ................................................................................
Airplane Pass Through Trust, 10.875%, 3/15/19             70,000           77
 ................................................................................
Allied Waste, Sr. Sub. Notes, 10.25%, 12/1/06             50,000           55
 ................................................................................
AMC Entertainment, Sr. Sub. Notes, 9.50%, 3/15/09         50,000           51
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands


American Builders & Contractors Supply, Sr. Sub  Notes
      10.625%, 5/15/07                                   $50,000      $    51
 ................................................................................
American Radio Systems, Sr. Sub. Notes, 9.00%, 2/1/06     25,000           27
 ................................................................................
American Safety Razor, Sr. Notes, 9.875%, 8/1/05          50,000           54
 ................................................................................
American Standard, 9.25%, 12/1/16                         43,000           44
 ................................................................................
Amerigas Partners L.P., Sr. Notes, 10.125%, 4/15/07       50,000           53
 ................................................................................
Ametek, Sr. Notes, 9.75%, 3/15/04                         10,000           11
 ................................................................................
APCOA, Sr. Sub. Notes (144a), 9.25%, 3/15/08             100,000          100
 ................................................................................
Archibald Candy, Sr. Secured Notes, 10.25%, 7/1/04        50,000           53
 ................................................................................
Associated Materials, 9.25%, 3/1/08                      100,000          103
 ................................................................................
Associates, Sr. Notes, 5.25%, 3/30/00                     15,000           15
 ................................................................................
Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07             50,000           53
 ................................................................................
B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                 50,000           51
 ................................................................................
Ballys Health & Tennis, Sr. Sub. Notes, 9.875%, 10/15/07 100,000          104
 ................................................................................
Bank Nova Scotia, Sub. Notes, 6.25%, 9/15/08              15,000           15
 ................................................................................
Bay View Capital, Sub. Notes, 9.125%, 8/15/07            125,000          129
 ................................................................................
Boise Cascade, Deb., 7.35%, 2/1/16                       330,000          333
 ................................................................................
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                    100,000          109
 ................................................................................
Celestica International, Gtd. Sr. Sub. Notes
      10.50%, 12/31/06                                    25,000           27
 ................................................................................
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07            75,000           78
 ................................................................................
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                50,000           56
 ................................................................................
Communications & Power Industries, Sr. Sub. Notes
     12.00%, 8/1/05                                       50,000           56
 ................................................................................
Container Corporation of America, Gtd., 10.75%, 5/1/02    25,000           27
 ................................................................................
Continental Bank, Sub. Notes, 12.50%, 4/1/01              48,000           56
 ................................................................................
CSC Holdings, Sr. Notes, 7.875%, 12/15/07                100,000          103
 ................................................................................
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03              50,000           53
 ................................................................................
Dayton Power & Light, 1st Mtg. Notes, 8.15%, 1/15/26     400,000          435
 ................................................................................
Delta Air Lines, MTN, 8.625%, 6/15/04                     90,000          100
 ................................................................................
Delta Mills, Sr. Notes, 9.625%, 9/1/07                    50,000           51
 ................................................................................
Doane Products, Sr. Notes, 10.625%, 3/1/06                50,000           54
 ................................................................................
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                 100,000          103
 ................................................................................
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                    50,000           51
 ................................................................................
Energy Corporation Of America, Sr. Sub. Notes
          9.50%, 5/15/07                                 100,000           99
 ................................................................................
Enhance Financial Services, Deb., 6.75%, 3/1/03          300,000          305
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------


                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands

EOP Operating, Sr. Notes (144a), 6.75%, 2/15/08      $   400,000     $   401
 ................................................................................
Fairchild Semiconductor, Sr. Sub. Notes, 10.125%,
   3/15/07                                                50,000          52
 ................................................................................
Fairfax Financial Holdings, 8.25%, 10/1/15               250,000          278
 ................................................................................
Falcon Building Products, Gtd. Sr. Sub. Notes
          9.50%, 6/15/07                                  50,000           51
 ................................................................................
First Federal Financial, 11.75%, 10/1/04                  50,000           56
 ................................................................................
First USA Bank, Sr. Notes, 5.85%, 2/22/01                300,000          298
 ................................................................................
Flag Limited, Sr. Notes (144a), 8.25%, 1/30/08            50,000           51
 ................................................................................
Frontiervision, Sr. Sub. Notes, 11.00%, 10/15/06          50,000           55
 ................................................................................
Fundy Cable, Sr. Secured 2nd Priority Notes
          11.00%, 11/15/05                                50,000           55
 ................................................................................
Furon, Sr. Sub. Notes (144a), 8.125%, 3/1/08             100,000           99
 ................................................................................
Genesis Health Ventures, Sr. Sub. Notes, 9.25%, 10/1/06  100,000          100
 ................................................................................
Grand Casino, 1st Mtg. Notes, 10.125%, 12/1/03            50,000           54
 ................................................................................
Harcourt General, Deb., 7.20%, 8/1/27                  2,000,000        2,011
 ................................................................................
HMC Acquisition Properties, Sr. Notes, 9.00%, 12/15/07    50,000           54
 ................................................................................
Holmes Products, Gtd. Notes, 9.875%, 11/15/07            100,000          102
 ................................................................................
Host Marriott Travel, Sr. Notes, 9.50%, 5/15/05           50,000           53
 ................................................................................
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05        50,000           55
 ................................................................................
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06         50,000           53
 ................................................................................
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09             50,000           51
 ................................................................................
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                   50,000           53
 ................................................................................
Jersey Central Power & Light, 1st Mtg. Notes
          7.125%, 10/1/04                                150,000          153
 ................................................................................
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                   50,000           57
 ................................................................................
Lockheed Martin, Gtd. Notes, 6.55%, 5/15/99              200,000          201
 ................................................................................
Marcus Cable, Gtd. Sr. Disc. Notes, STEP, 0%, 8/1/04      50,000           48
 ................................................................................
Mastec, Sr. Sub. Notes (144a), 7.75%, 2/1/08              50,000           48
 ................................................................................
Maxxam Group Holdings, Sr. Secured Notes
          12.00%, 8/1/03                                  50,000           54
 ................................................................................
Mrs. Fields Original, Gtd. Sr. Notes
         (144a), 10.125%, 12/1/04                         50,000           49
 ................................................................................
Nextel Communications, Sr. Disc. Notes
          STEP, 0%, 10/31/07                             150,000           97
 ................................................................................
Northland Cable Television, Sr. Sub. Notes
          10.25%, 11/15/07                                50,000           53
 ................................................................................
Northrop Grumman, 7.00%, 3/1/06                          100,000          103
 ................................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------



                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands


Ocwen Financial, Sr. Notes, 11.875%, 10/1/03               $   50,000   $   57
 ................................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                 50,000       56
 ................................................................................
Pacific Mutual Life (144a), 7.90%, 12/30/23                 1,030,000    1,159
 ................................................................................
Paine Webber Group, 8.25%, 5/1/02                             100,000      107
 ................................................................................
Plastic Containers, Sr. Secured Notes, 10.00%, 12/15/06        50,000       54
 ................................................................................
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07            50,000       54
 ................................................................................
Principal Mutual (144a), 8.00%, 3/1/44                        190,000      207
 ................................................................................
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06       50,000       56
 ................................................................................
Rio Hotel & Casino, Gtd. Sr. Sub. Notes, 9.50%, 4/15/07        50,000       53
 ................................................................................
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
          10.00%, 3/15/05                                      50,000       55
 ................................................................................
Rouse, 8.50%, 1/15/03                                          15,000       16
 ................................................................................
Safelite Glass, Sr. Sub. Notes (144a), 9.875%, 12/15/06        50,000       53
 ................................................................................
Scotland International Finance, Sub. Notes
         (144a), 6.50%, 2/15/11                               100,000      100
 ................................................................................
Shawmut National, Sub. Notes, 7.20%, 4/15/03                   15,000       16
 ................................................................................
Silgan Holdings, Sr. Sub. Deb., 9.00%, 6/1/09                  40,000       42
 ................................................................................
Sinclair Broadcast Group, Sr. Sub. Notes, 8.75%, 12/15/07      50,000       51
 ................................................................................
Six Flags Theme Parks, Sr. Sub. Disc. Notes
          STEP, 0%, 6/15/05                                   100,000      113
 ................................................................................
Smithfield Foods, Sr. Sub. Notes (144a), 7.625%, 2/15/08       50,000       50
 ................................................................................
Southern Foods Group, Sr. Sub. Notes
         (144a), 9.875%, 9/1/07                                50,000       52
 ................................................................................
Sovereign Specialty Chemicals, Sr. Sub. Notes
         (144a), 9.50%, 8/1/07                                 50,000       52
 ................................................................................
Specialty Retailers, Sr. Notes, 8.50%, 7/15/05                 50,000       52
 ................................................................................
Sprint Spectrum, Sr. Notes, 11.00%, 8/15/06                   100,000      115
 ................................................................................
Stellex Industries, Sr. Sub. Notes, 9.50%, 11/1/07             50,000       50
 ................................................................................
Synthetic Industries, Sr. Sub. Notes, 9.25%, 2/15/07           50,000       52
 ................................................................................
Tele-Communications, Deb., 8.75%, 2/15/23                     200,000      214
 ................................................................................
Tenet Healthcare, Sr. Sub. Notes, 8.625%, 1/15/07              50,000       51
 ................................................................................
Tenneco, 8.20%, 11/15/99                                       15,000       15
 ................................................................................
Texas Utilities, 1st Mtg. Bonds
          7.375%, 10/1/25                                     500,000      511
          7.875%, 4/1/24                                      100,000      107
 ................................................................................
Texas-New Mexico Power, Deb., 12.50%, 1/15/99                  50,000       52
 ................................................................................
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                      50,000       53
 ................................................................................
USF&G Capital II, Gtd. Notes, 8.47%, 1/10/27                  500,000      556
 ................................................................................
Vesta Insurance Group, Deb., 8.75%, 7/15/25                 1,000,000    1,189
 ................................................................................

T. Rowe Price Personal Strategy Growth Fund
-------------------------------------------------------------------------------

                                                           Shares/Par    Value
-------------------------------------------------------------------------------
                                                                   In thousands

Viasystems, Sr. Sub. Notes, 9.75%, 6/1/07              $       50,000 $    52
 ...............................................................................
Wal-Mart, Deb., 7.25%, 6/1/13                                 280,000     307
 ...............................................................................
Windy Hill Pet Food, Sr. Sub. Notes, 9.75%, 5/15/07            50,000      54
 ...............................................................................
Worldcom, 7.75%, 4/1/07                                       160,000     173
 ...............................................................................
Miscellaneous Corporate Bonds                                           1,347
 ...............................................................................
Total Corporate Bonds (Cost  $15,540)                                  16,016
                                                                      .........

FOREIGN GOVERNMENT OBLIGATIONS/
AGENCIES 0.8%

European Investment Bank

          3.00%, 9/20/06                             JPY   34,000,000     276
         ......................................................................
          4.625%, 2/26/03                            JPY   10,000,000      84
 ...............................................................................
Federal Republic of Germany

          6.00%, 7/4/07                              DEM      280,000     170
         ......................................................................
          6.50%, 7/15/03                             DEM       30,000      18
         ......................................................................
          8.375%, 5/21/01                            DEM       80,000      50
         ......................................................................
          8.50%, 8/21/00                             DEM       23,000      14
 ...............................................................................
Government of Canada

          6.50%, 6/1/04                              CAD        3,000       2
         ......................................................................
          8.50%, 4/1/02                              CAD      111,000      85
         ......................................................................
          9.75%, 6/1/21                              CAD        5,000       5
 ...............................................................................
Government of France

          5.50%, 4/25/07                             FRF      972,000     170
         ......................................................................
          8.25%, 2/27/04                             FRF      142,000      28
         ......................................................................
          8.50%, 11/25/02                            FRF      264,000      51
 ...............................................................................
Government of Japan++

          4.50%, 6/20/03                             JPY    8,400,000      71
 ...............................................................................
Int'l Bank for Reconstruction & Development

          6.75%, 3/15/00                             JPY    1,000,000       8
 ...............................................................................
Kingdom of Belgium

          7.25%, 4/29/04                             BEF      300,000       9
 ...............................................................................
Kingdom of Spain

          8.00%, 5/30/04                             ESP    1,500,000      12
 ...............................................................................
Kingdom of Sweden

          6.00%, 2/9/05                              SEK      100,000      14
 ...............................................................................
Republic of Italy

          8.50%, 8/1/04                              ITL   45,000,000      30
 ...............................................................................

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

                                                                          Shares/Par          Value
---------------------------------------------------------------------------------------------------
                                                                                       In thousands
  United Kingdom Treasury Notes
         7.50%, 12/7/06                                            GBP        55,000     $      100
         ..........................................................................................
         8.00%, 6/10/03                                            GBP        17,000             31
         ..........................................................................................
         9.00%, 3/3/00                                             GBP         8,000             14
  .................................................................................................
  Total Foreign Government Obligations/Agencies (Cost $1,282)                                 1,242
                                                                                         ..........
  U.S. GOVERNMENT MORTGAGE-BACKED
  SECURITIES 9.1%

  Federal Home Loan Mortgage Corp.
         5.75%, 4/15/08                                                   $8,000,000          7,910
  .................................................................................................
  Federal National Mortgage Assn.
         6.50%, 1/1/26                                                       171,029            170
  .................................................................................................
  Government National Mortgage Assn., I
         6.00%, 12/15/23 - 5/15/26                                           671,508            657
         ..........................................................................................
         6.50%, 12/15/23 - 3/15/26                                           506,048            505
         ..........................................................................................
         7.00%, 8/15/23 - 2/15/27                                          1,386,796          1,409
         ..........................................................................................
         7.50%, 10/15/22 - 1/15/26                                           440,978            455
         ..........................................................................................
         8.00%, 1/15/22 - 9/15/24                                            285,707            298
  .................................................................................................
  Government National Mortgage Assn., II
         7.00%, 2/20/28                                                    1,956,336          1,976
         ..........................................................................................
         8.00%, 10/20/25                                                      33,109             34
         ..........................................................................................
  Total U.S. Government Mortgage-Backed Securities (Cost $13,260)                            13,414
                                                                                         ..........

  U.S. GOVERNMENT OBLIGATIONS/
  AGENCIES 3.4%

  Tennessee Valley Authority
         5.88%, 4/1/36                                                     2,095,000          2,181
         ..........................................................................................
         6.235%, 7/15/45                                                     500,000            522
  .................................................................................................
  U.S. Treasury Bonds
         6.75%, 8/15/26                                                    2,030,000          2,267
  .................................................................................................
  Total U.S. Government Obligations/Agencies (Cost $ 4,647)                                   4,970
                                                                                         ..........
  SHORT-TERM INVESTMENTS 3.5%

  Money Market Funds 3.5%
  Reserve Investment Fund, 5.67% #                                         5,173,694          5,174
  .................................................................................................
  Total Short-Term Investments (Cost $5,174)                                                  5,174
                                                                                         ..........

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands
Total Investments in Securities
101.0% of Net Assets (Cost $128,140)                            $     148,893

Other Assets Less Liabilities                                          (1,546)
                                                                ...............
NET ASSETS                                                      $     147,347
                                                                ---------------

    #  Seven-day yield
    *  Non-income producing
    a Securities contain some restrictions as to public resale-total of such securities at year-end amounts to 0.05% of net assets.
  ADR  American Depository Receipt
  MTN  Medium-Term Note
 REIT  Real Estate Investment Trust
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s) 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers - total of such securities at year-end amounts to 1.71% of net assets.
  AUD  Australian dollar
  BEF  Belgian franc
  CAD  Canadian dollar
  CHF  Swiss franc
  DEM  German deutschemark
  DKK  Danish krone
  ESP  Spanish peseta
  FIM  Finnish mark
  FRF  French franc
  GBP  British sterling
  HKD  Hong Kong dollar
  ITL  Italian lira
  JPY  Japanese yen
  MYR  Malaysian ringgit
  NLG  Dutch guilder
  NOK  Norwegian krone
  NZD  New Zealand dollar
  SEK  Swedish krona
  SGD  Singapore dollar
  ZAR  South African rand
    L  Local registered shares

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
                                                                    May 31, 1998

------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

----------------------------------------------------------------------------------------------
In thousands
Assets
Investments in securities, at value (cost  $128,140)                       $    148,893
Securities Lending Collateral Pool                                               10,097
Other assets                                                                      1,297
                                                                           .............
Total assets                                                                    160,287
                                                                           .............
Liabilities
Securities Lending Collateral                                                    10,097
Other liabilities                                                                 2,843
                                                                           .............
Total liabilities                                                                12,940
                                                                           .............

NET ASSETS                                                                 $    147,347
                                                                           -------------
Net Assets Consist of:
Accumulated net investment income - net of distributions                   $      1,079
Accumulated net realized gain/loss - net of distributions                         2,838
Net unrealized gain (loss)                                                       20,749
Paid-in-capital applicable to 8,163,034 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                                 122,681
                                                                           .............

NET ASSETS                                                                  $   147,347
                                                                           -------------

NET ASSET VALUE PER SHARE                                                   $     18.05
                                                                           -------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------
In thousands                                                                        Year
                                                                                   Ended
                                                                                 5/31/98
Investment Income
Income
Interest                                                                 $         1,890
Dividend                                                                           1,370
                                                                         .................
Total income                                                                       3,260
                                                                         .................
Expenses
Investment management                                                                514
Shareholder servicing                                                                335
Custody and accounting                                                               127
Prospectus and shareholder reports                                                    49
Registration                                                                          48
Legal and audit                                                                       13
Directors                                                                              6
Miscellaneous                                                                         13
                                                                         .................
Total expenses                                                                     1,105
                                                                         .................
Net investment income                                                              2,155
                                                                         .................
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities                                                                         3,649
Foreign currency transactions                                                         (6)
                                                                         .................
Net realized gain (loss)                                                           3,643
                                                                         .................
Change in net unrealized gain or loss
Securities                                                                        12,557
Other assets and liabilities
denominated in foreign currencies                                                     (3)
                                                                         .................
Change in net unrealized gain or loss                                             12,554
                                                                         .................
Net realized and unrealized gain (loss)                                           16,197
                                                                         .................
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                   $        18,352
                                                                         -----------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
-------------------------------------------------------------------------------

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
In thousands
                                                                             Year
                                                                            Ended
                                                                          5/31/98               5/31/97
Increase (Decrease) in Net Assets
Operations
Net investment income                                            $          2,155        $          960
Net realized gain (loss)                                                    3,643                 2,083
Change in net unrealized gain or loss                                      12,554                 5,188
                                                                 ........................................
Increase (decrease) in net assets from operations                          18,352                 8,231
                                                                 ........................................
Distributions to shareholders
Net investment income                                                      (1,529)                 (656)
Net realized gain                                                          (1,117)               (2,434)
                                                                 ........................................
Decrease in net assets from distributions                                  (2,646)               (3,090)
                                                                 ........................................
Capital share transactions *
Shares sold                                                                87,647                43,489
Distributions reinvested                                                    2,621                 3,043
Shares redeemed                                                           (26,179)               (9,075)
                                                                 ........................................
Increase (decrease) in net assets from capital
share transactions                                                         64,089                37,457
                                                                 ........................................
Net Assets
Increase (decrease) during period                                          79,795                42,598
Beginning of period                                                        67,552                24,954
                                                                 ........................................
End of period                                                    $        147,347        $       67,552
                                                                 ........................................
*Share information
Shares sold                                                                 5,091                 3,043
Distributions reinvested                                                      160                   215
Shares redeemed                                                            (1,534)                 (635)
                                                                 ........................................
Increase (decrease) in shares outstanding                                   3,717                 2,623

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
                                                                    May 31, 1998
-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
-------------------------------------------------------------------------------


changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss on securities.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income and receives cash and U.S. Treasury securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. At May 31, 1998, the value of loaned securities was $9,716,000; aggregate collateral consisted of $10,097,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $71,161,000 and $23,126,000, respectively, for the year ended May 31, 1998. Purchases and sales of U.S. government securities aggregated $22,672,000 and $9,128,000, respectively, for the year ended May 31, 1998.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
-------------------------------------------------------------------------------


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended May 31, 1998. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

-------------------------------------------------------------------------------

Undistributed net investment income                          $     9,000
Paid-in-capital                                                   (9,000)

At May 31, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $128,140,000, and net unrealized gain aggregated $20,753,000, of which $23,202,000 related to appreciated investments and $2,449,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $67,000 was payable at May 31, 1998. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At May 31, 1998, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.


Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 1998, which would cause the fund's ratio of expenses to average net assets to exceed 1.10%. Thereafter, through May 31, 2000, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
-------------------------------------------------------------------------------


expenses to average net assets to exceed 1.10%. Pursuant to this agreement, $110,000 of management fees were not accrued by the fund for the year ended May 31, 1998, and $177,000 of unaccrued 1997 fees remain subject to reimbursement through May 31, 2000.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $358,000 for the year ended May 31, 1998, of which $34,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 1998, totaled $201,000 and are reflected as interest income in the accompanying Statement of Operations.

During the year ended May 31, 1998, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $1,051,000 with certain affiliates of the manager and paid commissions of $3,000 related thereto.

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of
T. Rowe Price Personal Strategy Funds, Inc.

We have audited the accompanying statement of assets and liabilities of T. Rowe Price Personal Strategy Growth Fund (the "Fund") as of May 31, 1998, and the related statement of operations for the year then ended, statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended, and for the period July 29, 1994 (commencement of operations) through May 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 1998, by correspondence with the custodian and the brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Growth Fund as of May 31, 1998, the results of its operations, the changes in its net assets, and financial highlights for each of the periods stated in the first paragraph, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
Baltimore, Maryland
June 17, 1998

T. ROWE PRICE PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
----------------------------------------------
TAX INFORMATION FOR THE TAX YEAR ENDED 5/31/98
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

        .    $294,000 from short-term capital gains,

        . $823,000 from long-term capital gains; of which $516,000 was subject to the 20% rate gains category and $307,000 to the 28% rate gains category.

For corporate shareholders, $921,000 of the funds distributed income and short-term capital gains qualified for the dividends-received deduction.

T. ROWE PRICE SHAREHOLDER SERVICES
-------------------------------------------------------------------------------
INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES

Checking Available on most fixed income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele(*)Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

DISCOUNT BROKERAGE*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.

INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

*A division of T. Rowe Price Investment Services, Inc. Member NASD/SIPC.

For yield, price, last transaction, current balance, or to conduct transactions, 24 hours, 7 days a week, call Tele*Access(R): 1-800-638-2587 toll free

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Personal Strategy Funds.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607



[LOGO OF T.ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.       C11-056  5/31/98